[logo] PIONEER Investments(R)




July 2, 2015



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:  Pioneer Series Trust V (the "Trust")
     (File Nos. 333-129005 and 811-21823)
     CIK No. 0001341256

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating to Pioneer Global Equity Fund, a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 23 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on June 29, 2015 (SEC Accession No. 0001341256-15-000013).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."